Operating Segment Information - Summary of Segment adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ 151	€ 127	€ 268	€ 220
Metal price lag	20	7	24	20
Start-up and development costs	(5)	(5)	(9)	(10)
Manufacturing system and process transformation costs		(1)		(1)
Share based compensation costs	(3)	(1)	(6)	(3)
Gains on pension plan amendments				22
Depreciation and amortization	(46)	(41)	(90)	(84)
Restructuring costs				(2)
Unrealized gains / (losses) on derivatives	11	(10)	(43)	18
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities - net		(1)	1	(5)
Losses on disposals	(3)	(1)	(4)	(2)
Other		(1)	1
Income (loss) from operations	125	73	142	173
Finance costs - net	(36)	(39)	(70)	(93)
Share of loss of joint-ventures	(9)	(7)	(12)	(13)	€ (29)
Income before income tax	80	27	60	67
Income tax expense	(25)	(12)	(29)	(39)
Net income (loss)	55	15	31	28	€ (31)
P&ARP [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	75	57	126	98
A&T [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	43	41	77	69
AS&I [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	39	33	75	64
Start-up and development costs	0		9	7
Holdings & Corporate [member]
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA	€ (6)	€ (4)	€ (10)	€ (11)